Net Earnings(Loss) per Share	12 Months Ended
Dec. 31, 2022
Net (Loss)/Earnings per Share
Net (Loss)/Earnings per Share

18. Net Earnings/(Loss) per Share

Basic and diluted earnings /(loss) per share have been calculated in accordance with ASC260 for the years ended December 31, 2020, 2021 and 2022:

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income/(loss)	4,877	(37,636)	(66,107)
Net loss attributable to non-controlling interests	930	29,265	553
Net earnings/(loss) attributable to So-Young International Inc.	5,807	(8,371)	(65,554)

Denominator:
Weighted average number of ordinary shares outstanding, basic	81,534,991	81,680,504	82,665,269
Weighted average number of ordinary shares outstanding, diluted	83,781,406	81,680,504	82,665,269
Net earnings/(loss) per share, basic	0.07	(0.10)	(0.79)
Net earnings/(loss) per share, diluted	0.07	(0.10)	(0.79)
Net earnings/(loss) per ADS, basic	0.05	(0.08)	(0.61)
Net earnings/(loss) per ADS, diluted	0.05	(0.08)	(0.61)

Basic and diluted earnings /(loss) per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The Group did not include certain share options in the computation of diluted net loss per share for the years ended December 31, 2021 and 2022, because those share options were anti-dilutive.